Commitments and Contingencies - Schedule Represents the Components of the Company's Operating and Finance Lease Assets and Liabilities (Detail) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating lease right-of-use asset	$ 1,638,130	$ 671,054
Operating lease right-of-use liabilities (current)	355,119	21,484
Operating lease right-of-use liabilities (non-current)	$ 1,449,911	754,673
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Operating lease right-of-use asset		671,054	$ 577,086
Finance lease right-of-use asset		61,933	79,701
Operating lease right-of-use liabilities (current)		21,484	4,973
Finance lease right-of-use liabilities (current)		22,651	6,928
Operating lease right-of-use liabilities (non-current)		754,673	608,571
Finance lease right-of-use liabilities (non-current)		$ 45,659	$ 76,016